Condensed consolidated statements of operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenue:
Franchise	$ 21,491		$ 16,967	$ 71,762		$ 58,001	$ 33,684
Commission income	6,186		4,790	16,323		13,805	10,473
Corporate-owned stores	25,697		23,546	98,390		85,041	67,364
Equipment	29,969		31,619	144,062		122,930	99,488
Total revenue	83,343		76,922	330,537		279,777	211,009
Operating costs and expenses:
Cost of revenue	23,639		25,946	113,492		100,306	81,353
Store operations	14,732		14,341	57,485		49,476	41,692
Selling, general and administrative	11,845		14,138	55,573		35,121	23,118
Depreciation and amortization	7,703		8,201	32,158		32,341	28,808
Other (gain) loss	(186)		(6)	(273)		994
Total operating costs and expenses	57,733		62,620	258,435		218,238	174,971
Income from operations	25,610		14,302	72,102		61,539	36,038
Other expense, net:
Interest expense, net	(6,367)		(4,756)	(24,549)		(21,800)	(8,912)
Other income (expense)	393		(736)	(275)		(1,261)	(694)
Total other expense, net	(5,974)		(5,492)	(24,824)		(23,061)	(9,606)
Income before income taxes	19,636		8,810	47,278		38,478	26,432
Provision for income taxes	3,291		272	9,148		1,183	633
Net income	16,345		8,538	38,130		37,295	25,799
Less net income attributable to non-controlling interests	12,977		113	19,612		487	361
Net income attributable to Planet Fitness, Inc.	$ 3,368		8,425	$ 18,518		$ 36,808	$ 25,438
Class A Common Stock [Member]
Other expense, net:
Basic & diluted	$ 0.09	[1]		$ 0.11	[2]
Pro forma earnings per share, Basic				0.17
Pro forma earnings per share, Diluted				$ 0.17
Basic and diluted, shares	36,598	[1]		36,244	[2]
Pro forma weighted average number of shares, Basic				36,598
Pro forma weighted average number of shares, Diluted				36,598
Pro Forma [Member]
Other expense, net:
Income before income taxes			8,810	$ 47,278
Provision for income taxes			1,190	10,036
Net income			7,620	37,242
Less net income attributable to non-controlling interests			6,205	30,837
Net income attributable to Planet Fitness, Inc.			$ 1,415	$ 6,405
Pro Forma [Member] | Class A Common Stock [Member]
Other expense, net:
Basic & diluted			$ 0.04	$ 0.17
Basic and diluted, shares			36,598	36,598

[1]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period following the recapitalization transactions and IPO (see Note 9).
[2]	Represents earnings per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from August 6, 2015 through December 31, 2015, the period following the recapitalization transactions and IPO (see Note 15).